Additional Financial Information	12 Months Ended
Jun. 30, 2012
Additional Financial Information

19. Additional Financial Information

Select additional financial information consists of the following:

Balance Sheet Information

At June 30	2012	2011

Prepaid Expenses
Prepaid Insurance	$9,311	$4,727
Other	3,349	1,918

	$12,660	$6,645

Other Current Assets
Fuel Tax Receivable	$2,106	$715
Accrued Revenue	941	623
Currency Contracts	—	1,519
Other	1,719	1,715

	$4,766	$4,572

At June 30	2012	2011

Accrued Expenses and Accounts Payable
Accrued Accounts Payable	$6,748	$4,470
Dividends Payable	10,431	3,012
Insurance	5,477	4,894
Wages and benefits	4,857	3,203
Class B Shares	4,256	3,890
Taxes payable	1,770	—
Other	4,001	4,966

	$37,540	$24,435